Subsequent Events - Additional Information (Details) - Lease Agreement $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) ft²	Dec. 31, 2016	Dec. 31, 2020
Subsequent Event [Line Items]
Lessee operating lease existence of option to extend		true
Lessee operating lease option to extend			two three-year renewal options through August 2030
Subsequent Event
Subsequent Event [Line Items]
Area of land subjected to lease | ft²	84,321
Initial lease term	8 years
Lessee operating lease existence of option to extend	true
Lessee operating lease option to extend	optional two five-year extensions
Annual lease payments during the first year	$ 4.2
Annual lease payments during the second year	$ 5.7
Percentage increase in annual lease payments each year	3.00%
Security deposit	$ 0.9